Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Unconditional Purchase Obligations	Unconditional purchase obligations are as follows (in millions):

Fiscal year ending December 31:
2023	$12.5
2024	4.7
2025	2.5
2026	1.1
2027	0.4
2028 and thereafter	0.3

Total	$21.5